UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company
Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	3/31/2005

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

Jennison Small Company Fund, Inc.

MARCH 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the Jennison Small Company Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Small Company Fund, Inc.

Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Company Fund, Inc. (the Fund) is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	10.43%	10.25%	55.47%	163.13%	409.29%
Class B	10.10	9.49	49.85	144.59	1,046.12
Class C	10.10	9.49	49.85	144.59	163.98
Class R	10.42	N/A	N/A	N/A	17.58
Class Z	10.61	10.55	57.38	N/A	126.39
Russell 2000 Index[3]	8.00	5.41	21.73	169.60	***
S&P SmallCap 600 Index[4]	10.67	13.08	60.20	255.55	****
Lipper Small-Cap Core Funds Avg.[5]	9.39	7.89	48.69	218.69	*****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		4.19%	8.00%	9.54%	10.90%
Class B		4.78	8.28	9.36	10.52
Class C		8.55	8.43	9.36	9.53
Class R		N/A	N/A	N/A	N/A
Class Z		10.55	9.49	N/A	9.41
Russell 2000 Index[3]		5.41	4.01	10.43	***
S&P SmallCap 600 Index[4]		13.08	9.88	13.52	****
Lipper Small-Cap Core Funds Avg.[5]		7.89	7.25	11.53	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 11/13/80; Class C, 8/1/94; Class R, 5/10/04; and Class Z, 3/1/96.

3The Russell 2000 Index is an unmanaged capital-weighted index of the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations.

4The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors.

5The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index.

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Russell 2000 Index Closest Month-End to Inception cumulative total returns are 402.27% for Class A, 1,230.40% for Class B, 191.28% for Class C, 11.08% for Class R, and 113.17% for Class Z. Russell 2000 Index Closest Month-End to Inception average annual total returns are 11.23% for Class A, 11.18% for Class B, 10.54% for Class C, and 8.69% for Class Z.

****S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 536.36% for Class A, 285.92% for Class C, 16.96% for Class R, and 176.84% for Class Z. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 12.98% for Class A, 13.50% for Class C, and 11.86% for Class Z. Class B returns for this index are not available.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 490.45% for Class A, 1,291.88% for Class B, 246.27% for Class C, 12.43% for Class R, and 158.76% for Class Z. Lipper Small-Cap Core Funds Average Closest Month-End to Inception average annual total returns are 11.80% for Class A, 9.94% for Class B, 11.63% for Class C, and 10.17% for Class Z.

Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/05
Iron Mountain, Inc., Commercial Services & Supplies	2.2%
Eaton Vance Corp., Capital Markets	2.1
Insight Enterprises, Inc., Electronic Equipment & Instruments	2.0
Education Management Corp., Commercial Services & Supplies	1.8
Pride International, Inc., Energy Equipment & Services	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/05
Commercial Services & Supplies	12.7%
Healthcare Providers & Services	8.4
Media	5.4
Energy Equipment & Services	5.0
Real Estate	4.6

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,104	1.24%	$6.50
	Hypothetical	$1,000	$1,019	1.24%	$6.24

Class B	Actual	$1,000	$1,101	1.99%	$10.42
	Hypothetical	$1,000	$1,015	1.99%	$10.00

Class C	Actual	$1,000	$1,101	1.99%	$10.42
	Hypothetical	$1,000	$1,015	1.99%	$10.00

Class R	Actual	$1,000	$1,104	1.49%	$7.82
	Hypothetical	$1,000	$1,018	1.49%	$7.50

Class Z	Actual	$1,000	$1,106	0.99%	$5.20
	Hypothetical	$1,000	$1,020	0.99%	$4.99

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.6%
COMMON STOCKS

Aerospace & Defense 0.8%
73,200	Engineered Support Systems, Inc.(b)	$3,917,664

Airlines 0.9%
233,700	SkyWest, Inc.	4,344,483

Biotechnology 0.7%
60,400	Martek Biosciences Corp.(a)(b)	3,514,676

Capital Markets 2.1%
451,800	Eaton Vance Corp.	10,590,192

Chemicals 2.2%
189,600	Airgas, Inc.	4,529,544
126,800	Cabot Corp.	4,238,924
118,600	Spartech Corp.	2,354,210

		11,122,678

Commercial Banks 0.9%
116,200	UCBH Holdings, Inc.	4,636,380

Commercial Services & Supplies 12.7%
188,200	ARAMARK Corp. Class B	4,945,896
74,600	Bright Horizons Family Solutions, Inc.(a)	2,517,004
102,800	Career Education Corp.(a)(b)	3,521,928
39,900	Corporate Executive Board Co.	2,551,605
325,300	Education Management Corp.(a)	9,092,135
315,200	FTI Consulting, Inc.(a)	6,505,728
213,220	Hewitt Associates, Inc. Class A(a)	5,671,652
387,250	Iron Mountain, Inc.(a)(b)	11,168,290
139,900	Monster Worldwide, Inc.(a)	3,924,195
108,700	Stericycle, Inc.(a)	4,804,540
121,500	Watson Wyatt & Co. Holdings	3,304,800
178,400	West Corp.(a)(b)	5,708,800

		63,716,573

Communications Equipment 0.8%
230,000	ADTRAN, Inc.(b)	4,057,200

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Computers & Peripherals 0.7%
194,200	Emulex Corp.(a)	$3,658,728

Construction & Engineering 1.3%
146,900	Dycom Industries, Inc.(a)	3,377,231
214,200	Insituform Technologies, Inc. Class A(a)	3,108,042

		6,485,273

Construction Materials 0.5%
81,800	Headwaters, Inc.(a)	2,684,676

Consumer Finance 1.4%
175,900	Alliance Data Systems Corp.(a)(b)	7,106,360

Diversified Telecommunication Services 2.2%
348,410	Broadwing Corp.(a)(b)	1,442,417
53,700	Commonwealth Telephone Enterprises, Inc.(a)(b)	2,531,418
230,200	FairPoint Communications, Inc.	3,446,094
193,300	Iowa Telecommunications Services, Inc.	3,769,350

		11,189,279

Electric Utilities 0.4%
74,300	PNM Resources, Inc.	1,982,324

Electrical Equipment 0.5%
414,700	GrafTech International Ltd.(a)	2,359,643

Electronic Equipment & Instruments 2.9%
78,700	CDW Corp.(b)	4,460,716
569,700	Insight Enterprises, Inc.(a)	10,003,932

		14,464,648

Energy Equipment & Services 5.0%
81,700	Cooper Cameron Corp.(a)	4,674,057
103,500	National-Oilwell Varco, Inc.(a)	4,833,450
330,900	Pride International, Inc.(a)(b)	8,219,556
190,200	Universal Compression Holdings, Inc.(a)	7,202,874

		24,929,937

Food Products 0.6%
64,600	Ralcorp Holdings, Inc.	3,058,810

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Food & Staples Retailing 0.7%
130,900	Performance Food Group Co.(a)	$3,623,312

Gas Utilities 1.7%
111,300	AGL Resources, Inc.	3,887,709
172,900	Atmos Energy Corp.	4,668,300

		8,556,009

Health Care Equipment & Supplies 1.5%
105,600	Integra LifeSciences Holdings(a)(b)	3,719,232
101,400	Varian, Inc.(a)	3,842,046

		7,561,278

Health Care Providers & Services 8.4%
33,700	Accredo Health, Inc.(a)	1,496,617
137,200	AMERIGROUP Corp.(a)(b)	5,016,032
101,900	Cerner Corp.(a)(b)	5,350,769
118,100	Covance, Inc.(a)	5,622,741
117,600	DaVita, Inc.(a)(b)	4,921,560
72,000	Henry Schein, Inc.(a)	2,580,480
111,100	LifePoint Hospitals, Inc.(a)(b)	4,870,624
337,600	Odyssey Healthcare, Inc.(a)(b)	3,970,176
115,800	Omnicare, Inc.	4,105,110
83,300	Triad Hospitals, Inc.(a)	4,173,330

		42,107,439

Hotels Restaurants & Leisure 1.1%
77,200	Speedway Motorsports, Inc.	2,756,040
117,900	Vail Resorts, Inc.(a)	2,976,975

		5,733,015

Household Durables 1.0%
159,400	WCI Communities, Inc.(a)(b)	4,794,752

Industrial Conglomerates 0.6%
44,400	Ashland, Inc.	2,995,668

Insurance 2.9%
134,000	Aspen Insurance Holdings Ltd.	3,378,140
146,100	Axis Capital Holdings Ltd.	3,950,544
83,600	StanCorp Financial Group, Inc.	7,087,608

		14,416,292

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	9

\

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet Software & Services 3.3%
394,100	Ariba, Inc.(a)	$3,058,216
582,100	Digitas, Inc.(a)(b)	5,879,210
126,600	Equinix, Inc.(a)(b)	5,360,244
317,900	S1 Corp.(a)	2,206,226

		16,503,896

IT Services 1.9%
530,200	Answerthink, Inc.(a)	2,189,726
63,700	Global Payments, Inc.(b)	4,108,013
551,900	Lionbridge Technologies, Inc.(a)	3,140,311

		9,438,050

Machinery 2.2%
48,500	CUNO, Inc.(a)	2,492,415
47,100	ESCO Technologies, Inc.(a)	3,784,485
68,200	Kaydon Corp.	2,141,480
71,700	Pentair, Inc.	2,796,300

		11,214,680

Media 5.4%
129,500	Entercom Communications Corp.(a)	4,599,840
325,200	Entravision Communications Corp. Class A(a)	2,884,524
487,700	Harris Interactive, Inc.(a)	2,248,297
197,700	Imax Corp. (Canada)(a)(b)	1,826,748
237,300	Insight Communications Co., Inc.(a)	2,812,005
499,000	Radio One, Inc. Class D(a)	7,360,250
259,000	Regal Entertainment Group Class A(b)	5,446,770

		27,178,434

Metals & Mining 3.5%
87,300	Arch Coal, Inc.(b)	3,754,773
137,600	Century Aluminum Co.(a)(b)	4,163,776
431,900	Goldcorp, Inc. (Canada)	6,137,299
81,000	Massey Energy Corp.	3,243,240

		17,299,088

Oil & Gas 4.0%
185,000	Denbury Resources, Inc.(a)	6,517,550
111,500	Quicksilver Resources, Inc.(a)(b)	5,433,395
150,900	Remington Oil & Gas Corp.(a)	4,756,368
55,600	Southwestern Energy Co.(a)	3,155,856

		19,863,169

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 2.0%
160,400	Andrx Corp.(a)	$3,636,268
237,300	Impax Laboratories, Inc.(a)(b)	3,796,800
126,375	IVAX Corp.(a)	2,498,434

		9,931,502

Real Estate 4.6%
230,800	American Financial Realty Trust	3,376,604
160,200	Annaly Mortgage Management, Inc.(b)	3,005,352
195,000	CB Richard Ellis Group, Inc.(a)	6,823,050
96,300	Cousins Properties, Inc.	2,491,281
147,600	Gladstone Commercial Corp.	2,426,544
226,500	Sunstone Hotel Investors, Inc.	4,858,425

		22,981,256

Road & Rail 1.6%
405,700	Heartland Express, Inc.	7,769,155

Semiconductors & Semiconductor Equipment 0.8%
198,100	Power Integrations, Inc.(a)(b)	4,138,309

Software 1.1%
108,500	Manhattan Associates, Inc.(a)	2,210,145
75,000	Mercury Interactive Corp.(a)(b)	3,553,500

		5,763,645

Specialty Retail 3.5%
132,100	Advance Auto Parts(a)	6,664,445
194,100	Cost Plus, Inc.(a)(b)	5,217,408
147,600	PETCO Animal Supplies, Inc.(a)	5,433,156

		17,315,009

Thrifts & Mortgage Finance 0.5%
187,800	First Niagara Financial Group, Inc.	2,480,838

Trading Companies & Distributors 0.7%
191,500	Interline Brands, Inc.(a)	3,659,565

Water Utilities 0.8%
162,900	Aqua America, Inc.	3,968,244

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Wireless Telecommunication Services 4.2%
368,400	Alamosa Holdings, Inc.(a)(b)	$4,299,228
418,500	American Tower Corp. Class A(a)(b)	7,629,255
108,800	SpectraSite, Inc.(a)	6,307,136
72,300	Western Wireless Corp. Class A(a)(b)	2,744,508

		20,980,127

	Total long-term investments (cost $401,811,927)	474,092,256

SHORT-TERM INVESTMENT 24.9%

Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series(c)
124,480,866	(cost $124,480,866; Note 3)	124,480,866

	Total Investments 119.5% (cost $526,292,793; Note 5)	598,573,122
	Liabilities in excess of other assets (19.5%)	(97,685,553)

	Net Assets 100%	$500,887,569

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $100,793,362; cash collateral of $104,520,316 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 was as follows:

Mutual Fund	24.9%
Commercial Services & Supplies	12.7
Health Care Providers & Services	8.4
Media	5.4
Energy Equipment & Services	5.0
Real Estate	4.6
Wireless Telecommunication Services	4.2
Oil & Gas	4.0
Metals & Mining	3.5
Specialty Retail	3.5
Internet Software & Services	3.3
Electronic Equipment & Instruments	2.9
Insurance	2.9
Chemicals	2.2
Diversified Telecommunication Services	2.2
Machinery	2.2
Capital Markets	2.1
Pharmaceuticals	2.0
IT Services	1.9
Gas Utilities	1.7
Road & Rail	1.6
Health Care Equipment & Supplies	1.5
Consumer Finance	1.4
Construction & Engineering	1.3
Software	1.1
Hotels Restaurants & Leisure	1.1
Household Durables	1.0
Airlines	0.9
Commercial Banks	0.9
Aerospace & Defense	0.8
Communications Equipment	0.8
Semiconductors & Semiconductor Equipment	0.8
Water Utilities	0.8
Biotechnology	0.7
Computers & Peripherals	0.7
Food & Staples Retailing	0.7
Trading Companies & Distributors	0.7
Food Products	0.6
Industrial Conglomerates	0.6
Construction Materials	0.5
Electrical Equipment	0.5
Thrifts & Mortgage Finance	0.5
Electric Utilities	0.4

119.5
Liabilities in excess of other assets	(19.5)

100.0%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	13

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $100,793,362 (cost $526,292,793)	$598,573,122
Receivable for investments sold	9,206,857
Receivable for Fund shares sold	1,875,456
Dividends receivable	475,151
Prepaid expenses	13,742

Total assets	610,144,328

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	104,520,316
Payable for investments purchased	3,036,811
Payable for Fund shares reacquired	748,209
Accrued expenses	489,208
Management fee payable	299,932
Distribution fee payable	160,086
Deferred directors’ fees	2,197

Total liabilities	109,256,759

Net Assets	$500,887,569

Net assets were comprised of:
Common stock, at par	$284,165
Paid-in capital in excess of par	397,839,825

398,123,990
Accumulated net investment loss	(98,818)
Net unrealized appreciation on investments and foreign currencies	72,280,329
Accumulated net realized gain on investments and foreign currency transactions	30,582,068

Net assets March 31, 2005	$500,887,569

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($357,207,208 ÷ 19,642,964 shares of common stock issued and outstanding)	$18.18
Maximum sales charge (5.50% of offering price)	1.06

Maximum offering price to public	$19.24

Class B
Net asset value, offering price and redemption price per share ($76,548,242 ÷ 4,980,400 shares of common stock issued and outstanding)	$15.37

Class C
Net asset value, offering price and redemption price per share ($17,929,554 ÷ 1,166,533 shares of common stock issued and outstanding)	$15.37

Class R
Net asset value, offering price and redemption price per share ($2,516 ÷ 138 shares of common stock issued and outstanding)	$18.19

Class Z
Net asset value, offering price and redemption price per share ($49,200,049 ÷ 2,626,490 shares of common stock issued and outstanding)	$18.73

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	15

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $31,417)	$3,061,007
Income from securities loaned, net	242,588

Total income	3,303,595

Expenses
Management fee	1,730,675
Distribution fee—Class A	420,002
Distribution fee—Class B	440,771
Distribution fee—Class C	89,409
Distribution fee—Class R	6
Transfer agent’s fees and expenses	463,000
Reports to shareholders	78,000
Custodian’s fees and expenses	74,000
Registration fees	40,000
Legal fees and expenses	36,000
Audit fee	8,000
Directors’ fees	7,000
Miscellaneous	15,550

Total expenses	3,402,413

Net investment loss	(98,818)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on
Investment transactions	37,835,520
Foreign currency transactions	213

37,835,733

Net change in unrealized appreciation (depreciation) on:
Investments	11,245,143
Foreign currencies	(144)

11,244,999

Net gain on investments and foreign currencies	49,080,732

Net Increase In Net Assets Resulting From Operations	$48,981,914

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(98,818)	$(3,465,168)
Net realized gain on investment and foreign currency transactions	37,835,733	100,810,260
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,244,999	(10,001,581)

Net increase in net assets resulting from operations	48,981,914	87,343,511

Distributions from net realized gains (Note 1)
Class A	(39,802,799)	—
Class B	(13,584,425)	—
Class C	(2,568,892)	—
Class R	(332)	—
Class Z	(6,809,612)	—

	(62,766,060)	—

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	39,261,371	74,869,227
Net asset value of shares issued in reinvestment of dividends and distributions	61,236,300	—
Cost of shares reacquired	(66,499,063)	(168,300,695)

Net increase (decrease) in net assets from Fund share transactions	33,998,608	(93,431,468)

Total increase (decrease)	20,214,462	(6,087,957)

Net Assets
Beginning of year	480,673,107	486,761,064

End of year	$500,887,569	$480,673,107

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Small Company Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign

Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70 of 1% of the average daily net assets of the Fund up to $1 billion and .65 of 1% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was ..70 of 1% for the six months ended March 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to

Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

plans of distribution, (the ‘Class A, B, C, and R Plans’), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the Class A Shares and Class R Shares, respectively.

PIMS has advised the Fund that it received approximately $100,700 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2005, it received approximately $48,200 and $2,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. Beginning May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Fund pays a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2005.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2005 the Fund incurred fees of approximately $334,200 for the services of PMFS. As of March 31, 2005 approximately $56,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, when applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $43,200 in total networking fees, of which the amount relating to the services of First Clearing Corporation (“First Clearing”), an affiliate of PI, were approximately $39,200 for the six months ended March 31, 2005. As of March 31, 2005, approximately $6,500 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2005, the Fund earned income of $193,178 and $242,588 from the Series by investing its excess cash and collateral received from securities lending, respectively.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended March 31, 2005, PIM has been compensated by the Fund approximately $80,863 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2005 were $185,765,762 and $226,876,630, respectively.

As of March 31, 2005, the Series had securities on loan with an aggregate market value of $100,793,362. The Series received $104,520,316 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’s securities lending procedures.

Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$527,466,003	$90,975,279	$19,868,160	$71,107,119

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within twelve months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1.25 billion shares of common stock authorized $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock. Class A, Class B, Class C, Class R and Class Z shares each consist of 250 million authorized shares. As of March 31, 2005, Prudential owned 138,311 Class Z shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2005:
Shares sold	1,321,385	$24,100,507
Shares issued in reinvestment of dividends	2,211,433	38,854,871
Shares reacquired	(1,890,294)	(34,590,470)

Net increase (decrease) in shares outstanding before conversion	1,642,524	28,364,908
Shares issued upon conversion from Class B	1,168,757	20,959,300

Net increase (decrease) in shares outstanding	2,811,281	$49,324,208

Year ended September 30, 2004:
Shares sold	2,034,445	$36,159,572
Shares reacquired	(4,223,918)	(75,354,360)

Net increase (decrease) in shares outstanding before conversion	(2,189,473)	(39,194,788)
Shares issued upon conversion from Class B	1,085,986	19,932,757

Net increase (decrease) in shares outstanding	(1,103,487)	$(19,262,031)

Class B
Six months ended March 31, 2005:
Shares sold	257,346	$4,051,954
Shares issued in reinvestment of dividends	879,209	13,082,635
Shares reacquired	(523,934)	(8,165,872)

Net increase (decrease) in shares outstanding before conversion	612,621	8,968,717
Shares issued upon conversion from Class A	(1,380,986)	(20,959,300)

Net increase (decrease) in shares outstanding	(768,365)	$(11,990,583)

Year ended September 30, 2004:
Shares sold	636,708	$9,858,220
Shares reacquired	(1,178,267)	(18,331,254)

Net increase (decrease) in shares outstanding before conversion	(541,559)	(8,473,034)
Shares issued upon conversion from Class A	(1,250,458)	(19,932,757)

Net increase (decrease) in shares outstanding	(1,792,017)	$(28,405,791)

Class C
Six months ended March 31, 2005:
Shares sold	173,778	$2,716,973
Shares issued in reinvestment of dividends	168,434	2,506,301
Shares reacquired	(244,726)	(3,772,660)

Net increase (decrease) in shares outstanding	97,486	$1,450,614

Year ended September 30, 2004:
Shares sold	240,470	$3,744,035
Shares reacquired	(454,872)	(7,056,584)

Net increase (decrease) in shares outstanding	(214,402)	$(3,312,549)

Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended March 31, 2005:
Shares sold	—	$—

Year ended September 30, 2004*:
Shares sold	138	$2,500

Net increase (decrease) in shares outstanding	138	$2,500

Class Z
Six months ended March 31, 2005:
Shares sold	444,436	$8,391,937
Shares issued in reinvestment of dividends	375,691	6,792,493
Shares reacquired	(1,073,708)	(19,970,061)

Net increase (decrease) in shares outstanding	(253,581)	$(4,785,631)

Year ended September 30, 2004:
Shares sold	1,364,030	$25,104,900
Shares reacquired	(3,694,276)	(67,558,497)

Net increase (decrease) in shares outstanding	(2,330,246)	$(42,453,597)

*	Class R commenced operations on May 10, 2004.

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Jennison Small Company Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.71

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	1.86

Total from investment operations	1.87

Less Distributions
Distributions from net realized gains	(2.40)

Net asset value, end of period	$18.18

Total Return(b):	10.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$357,207
Average net assets (000)	$336,924
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	.99	%(d)
Net investment income (loss)	.09	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	39	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2004(a)	2003	2002	2001(a)	2000(a)

$15.72	$11.41	$12.84	$14.52	$12.54

(.10)	(.08)	(.08)	(.06)	.01
3.09	4.39	(1.35)	(1.62)	1.97

2.99	4.31	(1.43)	(1.68)	1.98

—	—	—	—	—

$18.71	$15.72	$11.41	$12.84	$14.52

19.02%	37.77%	(11.14)%	(11.57)%	15.70%

$314,904	$281,920	$216,956	$259,762	$291,869
$308,040	$240,794	$286,120	$286,251	$284,681

1.23%	1.32%	1.22%	1.31%	1.37%
.98%	1.07%	.97%	1.06%	1.12%
(.53)%	(.60)%	(.53)%	(.45)%	.04%

71%	51%	72%	83%	92%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.21

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.61

Total from investment operations	1.56

Less Distributions
Distributions from net realized gains	(2.40)

Net asset value, end of period	$15.37

Total Return(b):	10.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$76,548
Average net assets (000)	$88,396
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)
Net investment loss	(.66	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2004(a)	2003	2002	2001(a)	2000(a)

$13.72	$10.03	$11.38	$12.97	$11.28

(.20)	(.17)	(.18)	(.15)	(.08)
2.69	3.86	(1.17)	(1.44)	1.77

2.49	3.69	(1.35)	(1.59)	1.69

—	—	—	—	—

$16.21	$13.72	$10.03	$11.38	$12.97

18.15%	36.79%	(11.86)%	(12.26)%	14.88%

$93,190	$103,475	$100,894	$132,990	$199,149
$107,565	$96,667	$143,748	$167,639	$250,061

1.98%	2.07%	1.97%	2.06%	2.12%
.98%	1.07%	.97%	1.06%	1.12%
(1.30)%	(1.35)%	(1.28)%	(1.21)%	(.69)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.21

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.61

Total from investment operations	1.56

Less Distributions
Distributions from net realized gains	(2.40)

Net asset value, end of period	$15.37

Total Return(b):	10.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,930
Average net assets (000)	$17,931
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)
Net investment loss	(.66	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2004(a)	2003	2002	2001(a)	2000(a)

$13.72	$10.03	$11.38	$12.97	$11.28

(.20)	(.17)	(.18)	(.15)	(.08)
2.69	3.86	(1.17)	(1.44)	1.77

2.49	3.69	(1.35)	(1.59)	1.69

—	—	—	—	—

$16.21	$13.72	$10.03	$11.38	$12.97

18.15%	36.79%	(11.86)%	(12.26)%	14.88%

$17,330	$17,612	$14,989	$18,847	$19,236
$18,052	$15,375	$20,812	$19,433	$20,159

1.98%	2.07%	1.97%	2.06%	2.12%
.98%	1.07%	.97%	1.06%	1.12%
(1.29)%	(1.34)%	(1.28)%	(1.21)%	(.70)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.72

Income (loss) from investment operations
Net investment loss	(.01)
Net realized and unrealized gain on investment transactions	1.88

Total from investment operations	1.87

Less Distributions:
Distributions from net realized gains	(2.40)

Net asset value, end of period	$18.19

Total Investment Return(c):	10.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.49	%(f)
Expenses, excluding distribution and service (12b-1) fees	.99	%(f)
Net investment income (loss)	(.13	)%(f)

(a)	Commencement of offering of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class R
May 10, 2004(a) Through 9/30/2004(b)

$17.58

(.07)
1.21

1.14

—

$18.72

6.48%

$2,590 (d)
$647 (d)

1.48%
.98%
(.49)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.18

Income (loss) from investment operations
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	1.91

Total from investment operations	1.95

Less Distributions
Distributions from net realized gains	(2.40)

Net asset value, end of period	$18.73

Total Return(b):	10.61%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,200
Average net assets (000)	$52,583
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)
Net investment income (loss)	.34	%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2004(a)	2003	2002	2001(a)	2000(a)

$16.07	$11.64	$13.07	$14.74	$12.70

(.05)	(.05)	(.04)	(.03)	.04
3.16	4.48	(1.39)	(1.64)	2.00

3.11	4.43	(1.43)	(1.67)	2.04

—	—	—	—	—

$19.18	$16.07	$11.64	$13.07	$14.74

19.35%	38.06%	(10.94)%	(11.33)%	15.97%

$55,246	$83,754	$67,858	$81,911	$105,656
$66,315	$73,512	$91,573	$99,657	$98,623

.98%	1.07%	.97%	1.06%	1.12%
.98%	1.07%	.97%	1.06%	1.12%
(.29)%	(.35)%	(.28)%	(.21)%	.29%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Small Company Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PSCRX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P502	47629P403

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Small Company Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Small Company Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Company Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PSCRX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P502	47629P403

MF109E2    IFS-A104261    Ed. 05/2005

Item 2	–	Code of Ethics – – Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)      It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)      There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	–	Exhibits

(a) Code of Ethics – Not applicable with semi-annual filing.

(b) Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	May 26, 2005

*	Print the name and title of each signing officer under his or her signature.